Employee Benefits - Weighted Average Assumptions Used to Determine Net Periodic Benefit Cost (Parenthetical) (Detail) (Net Periodic Benefit Cost Assumptions [Member])	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Postretirement Welfare Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Assumed plan duration	6 years 4 months 24 days	7 years 2 months 12 days
Qualified Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Assumed plan duration	14 years 7 months 6 days	15 years 10 months 24 days
Non Qualified Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Assumed plan duration	11 years 6 months	12 years 2 months 12 days
Prior to Age 65 [Member]
Defined Benefit Plan Disclosure [Line Items]
Assumed rate decrease	5.00%
Health care cost trend rate to decrease Period	2019
After Age 65 [Member]
Defined Benefit Plan Disclosure [Line Items]
Assumed rate decrease	5.00%
Health care cost trend rate to decrease Period	2019